Cash Flow Information	12 Months Ended
Dec. 31, 2013
Supplemental Cash Flow Information [Abstract]
Cash Flow Information
Cash Flow Information

	Millions of Dollars
	2013	2012	2011
Cash Payments
Interest and debt expense	$0.3	—	—
Income taxes*	—	—	—
*Excludes our share of cash tax payments made directly by Phillips 66 prior to the Offering on July 26, 2013, and the Gold Line/Medford Acquisition in respect of the Acquired Assets.